Loans (Schedule of Loans) (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)
Disclosure of detailed information about borrowings [line items]
Bank loans	€ 242,281		€ 165,273
Other long-term loans	31,582		53,622
Current maturities	12,815	$ 13,667	126,180
Long-term loans	229,466	244,725	39,093
Current maturities	10,000		16,401
Other long-term bank loans	€ 21,582	$ 23,017	37,221
Bank Loan [Member] | Bank of Israel interest rate [Member]
Disclosure of detailed information about borrowings [line items]
Linkage terms	Bank of Israel interest rate
Bank loans	€ 2,986		€ 0
Bottom of range [Member] | Bank Loan [Member] | Bank of Israel interest rate [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.35%	4.35%	4.35%
Top of range [member] | Bank Loan [Member] | Bank of Israel interest rate [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.35%	6.35%	6.35%
Consumer price index in Israel [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.65%	4.65%	4.65%
Current maturities	€ 2,091		€ 2,024
Consumer price index in Israel [Member] | Bank Loan [Member]
Disclosure of detailed information about borrowings [line items]
Linkage terms	Consumer price index in Israel
Bank loans	€ 51,165		17,827
Consumer price index in Israel [Member] | Other long-term loans [Member]
Disclosure of detailed information about borrowings [line items]
Linkage terms	Consumer price index in Israel
Other long-term loans	€ 8,335		€ 7,673
Consumer price index in Israel [Member] | Bottom of range [Member] | Bank Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.75%	2.75%	2.75%
Consumer price index in Israel [Member] | Bottom of range [Member] | Other long-term loans [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.00%	3.00%	3.00%
Consumer price index in Israel [Member] | Top of range [member] | Bank Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.65%	4.65%	4.65%
Consumer price index in Israel [Member] | Top of range [member] | Other long-term loans [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.00%	7.00%	7.00%
EURIBOR [Member]
Disclosure of detailed information about borrowings [line items]
Current maturities	€ 3,261		€ 124,156
Current maturities	€ 10,000		16,401
EURIBOR [Member] | Bank Loan [Member]
Disclosure of detailed information about borrowings [line items]
Linkage terms	EURIBOR
Bank loans	€ 23,918		€ 147,446
EURIBOR [Member] | Bank Loan [Member] | Fix rate [Member]
Disclosure of detailed information about borrowings [line items]
Bank loans	€ 164,212
EURIBOR [Member] | Other long-term loans [Member]
Disclosure of detailed information about borrowings [line items]
Linkage terms	EURIBOR
Borrowings, interest rate	5.27%	5.27%	5.27%
Other long-term loans	€ 23,247		€ 45,949
EURIBOR [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.00%	2.00%	2.00%
EURIBOR [Member] | Bottom of range [Member] | Bank Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.00%	2.00%	2.00%
EURIBOR [Member] | Bottom of range [Member] | Bank Loan [Member] | Fix rate [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.58%	2.58%	2.58%
EURIBOR [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.50%	4.50%	4.50%
EURIBOR [Member] | Top of range [member] | Bank Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.50%	4.50%	4.50%
EURIBOR [Member] | Top of range [member] | Bank Loan [Member] | Fix rate [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.03%	3.03%	3.03%